CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (214,982,812)	$ 5,117,769	$ (60,077,935)
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Amortization of intangible assets	8,136,369	16,369,467	16,365,034
Impairment of intangible assets	97,279,517	0	0
Bad debts	100,391,631	0	0
Change in fair value of contingent purchase price obligation for the acquisition of King’s Gaming, Bao Li Gaming and Oriental VIP Room	0	(30,215,735)	60,918,569
Impairment of goodwill	0	17,757,113	0
Depreciation	72,920	82,961	77,224
Loss on sale of equipment	19,331	0	14,958
Change in assets and liabilities
Accounts Receivable	788,958	69,416	3,652,903
Markers Receivable	(4,447,078)	17,730,826	53,793,183
Prepaid Expenses and Other Assets	(385,150)	(1,075,548)	153,220
Lines of Credit Payable	3,526,491	9,501,385	(10,277,075)
Accrued Expenses	(1,855,956)	(5,455,168)	(4,018,538)
Net cash (used in) provided by operating activities	(11,455,779)	29,882,486	60,601,543
CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from the sale of equipment	13,527	0	12,895
Purchase of property and equipment	0	(2,623)	(303,819)
Net cash provided by (used in) investing activities	13,527	(2,623)	(290,924)
CASH FLOW FROM FINANCING ACTIVITIES
Cash paid for shares repurchased	0	0	(4,193,554)
Payment of dividends	(499,630)	(1,909,712)	(1,539,260)
Proceeds from/(repayment of) shareholder loans, net	8,895,003	213,966	(3,196,222)
Net cash provided by (used in) financing activities	8,395,373	(37,965,746)	(56,929,036)
Net (decrease) increase in cash and cash equivalents	(3,046,879)	(8,085,883)	3,381,583
Effect of foreign currency translation on cash	67,490	(7,957)	201,854
Cash and cash equivalents at beginning of period	3,052,694	11,146,534	7,563,097
Cash and cash equivalents at end of period	73,305	3,052,694	11,146,534
Non-cash Financing Activities
Ordinary shares issued for repayment of debt	0	1,645,938	3,875,000
Directors Shares issued for compensation	200,000	200,000	200,000
Oriental VIP Room [Member]
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid	0	(14,950,000)	(26,000,000)
Bao Li Gaming [Member]
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid	0	(21,320,000)	(13,000,000)
Non-cash Financing Activities
Ordinary shares issued for repayment of debt	0	1,342,750	3,837,500
Kings Gaming [Member]
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid	$ 0	$ 0	$ (9,000,000)